Omeclamox®-Pak, RediTrex® and Vibativ® - Vibativ Acquisition - Schedule of Contingent Consideration and Preliminary Allocation (Details) - USD ($)		1 Months Ended	2 Months Ended		12 Months Ended
	Mar. 08, 2019	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash paid at closing					$ 5,000,000	$ 20,000,000	$ 0
Goodwill			$ 784,000	$ 784,000	882,000	784,000
VIBATIV
Business Acquisition [Line Items]
Cash paid at closing		$ 20,000,000.0			20,000,000
Cash payment during early 2019	$ 5,000,000.0				5,000,000
Fair value of contingent consideration - net sales royalty					9,182,000
Total consideration					34,182,000
Balance at November 12, 2018			9,034,000		9,502,000
Change in fair value of contingent consideration included in operating expenses			(40,000)		(804,167)
Contingent consideration earned and accrued in operating expenses				508,000	820,864
Adjustment to initial fair value of the contingent consideration liability					148,000
Cash payment of royalty during the period					1,033,108
Balance at December 31, 2018			$ 9,502,000	$ 9,502,000	$ 8,633,589	$ 9,502,000
Finished goods inventory		6,624,000
Work in process - unlabeled vials		3,970,000
Work in process - validation vials		1,827,000
Raw materials		9,129,000
Total inventory		21,550,000
Intellectual property amortizable intangible assets		11,750,000
Goodwill		882,000
Total intangibles and goodwill		12,632,000
Total assets acquired		$ 34,182,000